Liability under insurance contracts - Summary of result liability adequacy test (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Shinhan Life Insurance Co., Ltd.
The result of liability adequacy test [Line Items]
Provisions for test	₩ 45,388,879	₩ 23,366,310	₩ 22,666,981
LAT base	33,219,924	20,471,725	20,391,932
Premium surplus (loss)	12,168,955	2,894,585	2,275,049
Shinhan Life Insurance Co., Ltd. | Variable type
The result of liability adequacy test [Line Items]
Provisions for test	109,753	165,259	81,369
LAT base	(1,437,388)	61,212	(28,011)
Premium surplus (loss)	1,547,141	104,047	109,380
Shinhan Life Insurance Co., Ltd. | Participating | Fixed interest
The result of liability adequacy test [Line Items]
Provisions for test	1,371,625	598,793	595,317
LAT base	2,098,387	1,371,496	1,367,648
Premium surplus (loss)	(726,762)	(772,703)	(772,331)
Shinhan Life Insurance Co., Ltd. | Participating | Variable interest
The result of liability adequacy test [Line Items]
Provisions for test	2,099,040	915,382	900,378
LAT base	3,024,911	1,062,384	1,082,341
Premium surplus (loss)	(925,871)	(147,002)	(181,963)
Shinhan Life Insurance Co., Ltd. | Non-Participating | Fixed interest
The result of liability adequacy test [Line Items]
Provisions for test	18,749,426	7,230,482	6,608,221
LAT base	8,155,797	4,222,670	4,199,666
Premium surplus (loss)	10,593,629	3,007,812	2,408,555
Shinhan Life Insurance Co., Ltd. | Non-Participating | Variable interest
The result of liability adequacy test [Line Items]
Provisions for test	23,059,035	14,456,394	14,481,696
LAT base	21,378,217	13,753,963	13,770,288
Premium surplus (loss)	₩ 1,680,818	702,431	711,408
Orange Life Insurance Co., Ltd.
The result of liability adequacy test [Line Items]
Provisions for test		21,156,900	20,115,307
LAT base		15,792,778	15,474,001
Premium surplus (loss)		5,364,122	4,641,306
Orange Life Insurance Co., Ltd. | Participating | Fixed interest
The result of liability adequacy test [Line Items]
Provisions for test		745,614	716,607
LAT base		793,719	762,204
Premium surplus (loss)		(48,105)	(45,597)
Orange Life Insurance Co., Ltd. | Participating | Variable interest
The result of liability adequacy test [Line Items]
Provisions for test		1,174,807	1,134,245
LAT base		1,698,984	1,651,134
Premium surplus (loss)		(524,177)	(516,889)
Orange Life Insurance Co., Ltd. | Non-Participating | Fixed interest
The result of liability adequacy test [Line Items]
Provisions for test		10,061,004	9,296,542
LAT base		5,850,160	5,795,590
Premium surplus (loss)		4,210,844	3,500,952
Orange Life Insurance Co., Ltd. | Non-Participating | Variable interest
The result of liability adequacy test [Line Items]
Provisions for test		9,190,507	9,236,731
LAT base		8,998,793	9,142,918
Premium surplus (loss)		191,714	93,813
Orange Life Insurance Co., Ltd. | Non-Participating | Performance allocation type
The result of liability adequacy test [Line Items]
Provisions for test		(15,032)	(268,818)
LAT base		(1,548,878)	(1,877,845)
Premium surplus (loss)		₩ 1,533,846	₩ 1,609,027